Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 7,770,556	$ 8,097,742
Allowance for uncollectible accounts receivable	(1,942,639)	(400,759)
Accounts receivable, net	$ 5,827,917	$ 7,696,983